RESEARCH AND LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2011
RESEARCH AND LICENSE AGREEMENTS
RESEARCH AND LICENSE AGREEMENTS

Note 5—RESEARCH AND LICENSE AGREEMENTS

        In August 2006, Lpath and Lonza Biologics, PLC ("Lonza") entered into two agreements, a License Agreement and a Research Evaluation Agreement. Both agreements grant Lpath the use of certain proprietary technology to assist in the development of monoclonal antibodies. Under the terms of the License Agreement an annual license fee of approximately £300,000 (approximately $466,000 at December 31, 2011) may accrue when Lpath utilizes the Lonza technology in the manufacture of drug substance to be used in clinical trials. The License Agreement further provides that payment of this license fee will be deferred until Lpath's drug candidate utilizing that technology begins Phase 2 clinical trials. While it is not possible to accurately predict when, or if, the drug candidate will progress to the initiation of Phase 2 clinical trials, management believes that it is likely that payment of this fee will occur prior to December 2012. As of December 31, 2011, the company has accrued license fees totaling £600,000 ($931,000). Under the terms of the Research Evaluation Agreement, a license fee is due annually. The company paid Lonza annual license fees totaling approximately $58,000 and $55,000 during 2011 and 2010, respectively, related to the Research Evaluation Agreement.

        In August 2006, Lpath and Laureate Pharma, Inc. ("Laureate Pharma") entered into a Development and Manufacturing Services Agreement for the development, manufacture, and storage of Lpath's Sonepcizumab monoclonal antibody for use in clinical trials. The company paid Laureate Pharma approximately $2,166,000 and $937,000 during 2011 and 2010, respectively, related to this agreement.

        In August 2005, Lpath entered into a collaboration agreement with AERES Biomedical ("AERES") to "humanize" the company's Sphingomab monoclonal antibody. Humanization under this agreement with AERES involves utilizing proprietary processes owned by AERES for the purpose of modifying Sphingomab antibodies originally contained in mice for potential human acceptance in a clinical trial. The humanized version of Sphingomab that was produced from the collaboration with AERES is called Sonepcizumab. Lpath paid AERES $350,000 in 2011 and no amounts were paid to AERES during 2010. Lpath could owe certain additional contingent amounts when drug candidates based on Sonepcizumab pass through the levels of the FDA drug review and approval process. AERES will be entitled to a royalty, not to exceed 4%, on any revenues generated by the ultimate commercialization of any drug candidate based on Sonepcizumab.